Document And Entity Information	Dec. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Emerging Growth Company	true
Securities Act File Number	000-56363
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3610 Mavis Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5C 1W2
City Area Code	855
Local Phone Number	837-7295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
Trading Symbol	TRSSF
Security Exchange Name	NONE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One